Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Deferred gain on sale of property, current	$ 0	$ 4,830
Current assets
Cash	212,884	16,732
Restricted cash	1,258	44,357
Accounts receivable
Oil and natural gas revenues	34,154	16,616
Joint interest billings	19,347	16,999
Other	5,167	10,794
Derivative instruments	0	16,284
Lease and well equipment inventory	3,045	2,022
Prepaid expenses and other assets	3,327	3,203
Total current assets	279,182	127,007
Oil and natural gas properties, full-cost method
Evaluated	2,408,305	2,122,174
Unproved and unevaluated	479,736	387,504
Other property and equipment	160,795	86,387
Less accumulated depletion, depreciation and amortization	(1,864,311)	(1,583,659)
Net property and equipment	1,184,525	1,012,406
Other assets
Other assets	958	1,448
Total assets	1,464,665	1,140,861
Current liabilities
Accounts payable	4,674	10,966
Accrued liabilities	101,460	92,369
Royalties payable	23,988	16,493
Amounts due to affiliates	8,651	5,670
Derivative instruments	24,203	0
Advances from joint interest owners	1,700	700
Amounts due to joint ventures	4,251	2,793
Income taxes payable	0	2,848
Other current liabilities	578	161
Total current liabilities	169,505	136,830
Long-term liabilities
Borrowings under Credit Agreement	0
Senior unsecured notes payable	573,924	391,254
Asset retirement obligations	19,725	15,166
Derivative instruments	751	0
Amounts due to joint ventures	1,771	3,956
Deferred gain on sale of property, non-current	0	102,506
Other long-term liabilities	7,544	2,190
Total long-term liabilities	603,715	515,072
Commitments and contingencies (Note 13)
Shareholders' equity
Common stock — $0.01 par value, 120,000,000 shares authorized; 99,518,764 and 85,567,021 shares issued; and 99,511,931 and 85,564,435 shares outstanding, respectively	995	856
Additional paid-in capital	1,325,481	1,026,077
Accumulated deficit	(636,351)	(538,930)
Total shareholders' equity	690,125	488,003
Non-controlling interest in subsidiaries	1,320	956
Total shareholders’ equity	691,445	488,959
Total liabilities and shareholders’ equity	$ 1,464,665	$ 1,140,861